UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    OrbiMed Advisers Inc.
Address: 767 Third Avenue, 6th Floor
         New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: President
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

  Samuel D. Isaly               New York, NY              November 15, 2000
   [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        81

Form 13F Information Table Value Total: $1,679,918,987

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
2         28-6774                       OrbiMed Advisors LLC




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                           FORM 13F INFORMATION TABLE



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             Column 1          Column 2     Column 3        Column 4    Column 5         Column 6         Column 7     Column 8
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                                                                                   Investment Discretion            Voting Authority
                                                                                                                        (Shares)
                                 Title                                                   Shared   Shared    Other            Shared
       Name of Issuer          of Class    CUSIP Number    Market Value    SHRS    Sole  Defined   Other   Managers  Sole     None
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
Abbott Laboratories               COM          2824100     48,157,031    1,012,500   X                             1,012,500
Abbott Laboratories               COM          2824100     14,411,437      303,000   X                         2     303,000

Abgenix, Inc                      COM         00339B107    38,014,200      470,400   X                               470,400
Abgenix, Inc                      COM         00339B107    30,967,350      383,200   X                         2     383,200

Acacia Research Corp.             COM          3881109      3,107,362       89,100   X                                89,100
Acacia Research Corp.             COM          3881109      3,055,050       87,600   X                         2      87,600

Alexion Pharmaceuticals, Inc.     COM         015351109    23,940,000      210,000   X                               210,000
Alexion Pharmaceuticals, Inc.     COM         015351109    23,997,000      210,500   X                         2     210,500

Alza Corp.                        COM         22615108     42,160,100      487,400   X                               487,400
Alza Corp.                        COM         22615108     11,677,500      135,000   X                         2     135,000

American Home Products            COM         26609107     44,754,937      793,000   X                               793,000
American Home Products            COM         26609107     42,892,500      760,000   X                         2     760,000

Amgen Inc.                        COM         31162100      7,401,781      106,000   X                               106,000
Amgen Inc.                        COM         31162100     17,596,687      252,000   X                         2     252,000
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
                                                                          Page 1
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
Arena Pharma.                     COM         40047102     35,776,774      832,018   X                               832,018

Argonaut Technologies Inc.        COM         40175101      2,320,312      125,000   X                               125,000

Arqule Inc.                       COM         04269E107     6,842,062      401,000   X                               401,000
Arqule Inc.                       COM         04269E107    11,322,675      663,600   X                         2     663,600

Aviron                            COM         053762100    20,222,775      346,800   X                               346,800
Aviron                            COM         053762100    12,624,656      216,500   X                         2     216,500

Bio-Technology General            COM         090578105    26,906,719    2,352,500   X                             2,352,500
Bio-Technology General            COM         090578105    19,266,469    1,684,500   X                         2   1,684,500

Caliper Technologies              COM         130876105    42,728,906      737,500   X                               737,500
Caliper Technologies              COM         130876105    30,619,930      528,499   X                         2     528,499

Cell Therapeutics                 COM         150934107     1,667,187       25,000   X                               25,000
Cell Therapeutics                 COM         150934107     1,667,187       25,000   X                         2     25,000

Chiron Corp.                      COM         170040109    43,965,000      977,000   X                               977,000
Chiron Corp.                      COM         170040109    21,150,000      470,000   X                         2     470,000

COR Therapeutics Inc.             COM         217753102    10,717,750      172,000   X                               172,000
COR Therapeutics Inc.             COM         217753102    13,771,062      221,000   X                         2     221,000

Eli Lilly & Company               COM         532457108    53,542,500      660,000   X                               660,000
Eli Lilly & Company               COM         532457108    40,968,125      505,000   X                         2     505,000

Enchira Biotech.                  COM         29251Q107     5,119,687      635,000   X                               635,000
Enchira Biotech.                  COM         29251Q107     4,998,750      620,000   X                         2     620,000
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
Enzon Inc.                        COM         293904108    32,406,000      491,000   X                               491,000
Enzon Inc.                        COM         293904108    18,744,000      284,000   X                         2     284,000

Forest Laboratories - CL A        COM         345838106    26,401,062      230,200   X                               230,200
Forest Laboratories - CL A        COM         345838106    28,901,250      252,000   X                         2     252,000

Geltex Pharmaceuticals Inc.       COM         368538104    39,963,831      853,700   X                               853,700
Geltex Pharmaceuticals Inc.       COM         368538104    33,770,537      721,400   X                         2     721,400

Genaissance Pharm Inc.            COM         36867W105     4,880,181      235,900   X                               235,900
Genaissance Pharm Inc.            COM         36867W105     1,452,262       70,200   X                         2     70,200

Genzyme Corp. General Division    COM         372917104    45,753,812      671,000   X                               671,000
Genzyme Corp. General Division    COM         372917104    31,025,312      455,000   X                         2     455,000

Gilead Sciences Inc.              COM         375558103    35,538,750      324,000   X                               324,000
Gilead Sciences Inc.              COM         375558103    31,260,937      285,000   X                         2     285,000

Incyte Pharma                     COM         45337C102     5,305,125      129,000   X                               129,000
Incyte Pharma                     COM         45337C102     5,177,637      125,900   X                         2     125,900

Insmed Incorporated               COM         457669208     1,394,103      105,714   X                               105,714
Insmed Incorporated               COM         457669208     2,373,757      180,000   X                         2     180,000

IntraBiotics                      COM         46116T100     2,708,339      166,667   X                               166,667

Molecular Devices Corp            COM         60851C107    15,014,565      152,820   X                               152,820
Molecular Devices Corp            COM         60851C107     4,716,000      448,000   X                         2     448,000

Neopharm                          COM         640919106     4,187,000      106,000   X                               106,000
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
Neopharm                          COM         640919106     4,384,500      111,000   X                         2     111,000

Orapharma Inc.                    COM         68554E106     8,062,500      600,000   X                               600,000

Orchid Biosciences                COM         68571P100    37,663,466    1,107,749   X                             1,107,749
Orchid Biosciences                COM         68571P100    46,970,320    1,381,480   X                         2   1,381,480

Orphan Medical, Inc.              COM         687303107     8,476,875      685,000   X                               685,000
Orphan Medical, Inc.              COM         687303107     7,177,500      580,000   X                         2     580,000

PE Corp - Celera                  COM         69332S201    28,393,125      285,000   X                               285,000
PE Corp - Celera                  COM         69332S201    13,847,875      139,000   X                         2     139,000

Pfizer Inc.                       COM         717081103    61,182,406    1,361,500   X                             1,361,500
Pfizer Inc.                       COM         717081103    67,765,750    1,508,000   X                         2   1,508,000

Pharmacia Corp.                   COM         71713U102    54,830,812      911,000   X                               911,000
Pharmacia Corp.                   COM         71713U102    46,555,031      773,500   X                         2     773,500

Pharmacopeia Inc.                 COM         71713B104    23,383,500      917,000   X                               917,000
Pharmacopeia Inc.                 COM         71713B104     9,830,250      385,500   X                         2     385,500

Praecis Pharmaceutical, Inc.      COM         739421105    14,913,250      350,900   X                               350,900
Praecis Pharmaceutical, Inc.      COM         739421105    29,447,506      692,882   X                         2     692,882

Repligen Corp.                    COM         759916109     1,261,125      177,000   X                               177,000
Repligen Corp.                    COM         759916109     1,332,375      187,000   X                         2     187,000

SangStat Medical Corp.            COM         801003104    11,100,750      866,400   X                               866,400
SangStat Medical Corp.            COM         801003104    10,398,625      811,600   X                         2     811,600
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
Sepracor Inc.                     COM         817315104     3,827,850       31,200   X                                31,200
Sepracor Inc.                     COM         817315104     3,533,400       28,800   X                         2      28,800

Telik Inc.                        COM         87959M109     2,321,400      254,400   X                               254,400
Telik Inc.                        COM         87959M109       666,125       73,000   X                         2      73,000

Transgenomic Inc.                 COM         89365K206     2,268,750      100,000   X                               100,000

Tularik Inc.                      COM         899165104    28,908,000      876,000   X                               876,000
Tularik Inc.                      COM         899165104    22,110,000      670,000   X                         2     670,000

Total            81                                     1,679,918,987   39,650,029                                39,650,029
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